Shareholders' Equity (Deficit) - Additional Information (Details)	6 Months Ended
Jan. 26, 2021 $ / shares shares
Preferred stock shares authorized	1,000,000
Preferred stock par or stated value per share | $ / shares	$ 0.0001
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Common stock conversion basis	one-for-one basis
Stock issued during period shares new shares	41,400,000
Founder Shares | Forward Purchase Agreements
Stock issued during period shares new shares	2,000,000
Common Class A
Common stock shares authorized	400,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock voting rights	one
Common stock shares issued	0
Common stock shares outstanding	0
Temporary equity shares outstanding	41,400,000
Common stock conversion basis	Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant
Percentage of common stock issuable upon conversion to the sum of common stock outstanding after such conversion	20.00%
Common Class A | Forward Purchase Agreements
Common stock subscribed but unissued	8,000,000
Common Class B
Common stock shares authorized	40,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock voting rights	one
Common stock shares issued	12,350,000
Common stock shares outstanding	12,350,000